Document and Entity Information	0 Months Ended
Oct. 17, 2013
Risk/Return:
Document Type	497
Document Period End Date	Oct. 17, 2013
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	Oct. 17, 2013
Document Effective Date	Oct. 17, 2013
Prospectus Date	Jan. 01, 2013
Dreyfus Opportunistic Small Cap Fund | Dreyfus Opportunistic Small Cap Fund
Risk/Return:
Trading Symbol	DSCVX